Right-of-use assets - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Operating Lease Right Of Use Assets [Line Items]
Amortization expense		$ 48,200,000,000	$ 92,100,000,000	$ 98,100,000,000
Vessels
Operating Lease Right Of Use Assets [Line Items]
Exercised purchase options | vessel		7	1
Pre-determined purchase price per vessel	$ 61,600	$ 387,400	$ 61,600